S000034947 [Member] Expense Example - AB Select US Equity Portfolio	Jun. 30, 2026 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,454
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	565
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	2,086
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322	[1]
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	2,344
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,431

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.